SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Revenue by Geographical Area Based on Location of Assets
The distribution of revenue by geographical area based on location of assets was as follows:

		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	64,045	26,390	-	-	90,435
Inter-segment revenue	39,563	1,629	-	(41,192)	-

Total revenue	103,608	28,019	-	(41,192)	90,435

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	65,863	31,172	-	-	97,035
Inter-segment revenue	38,665	2,899	-	(41,564)	-

Total revenue	104,528	34,071	-	(41,564)	97,035

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	66,092	33,048	-	-	99,140
Inter-segment revenue	42,147	3,587	-	(45,734)	-

Total revenue	108,239	36,635	-	(45,734)	99,140

Schedule of Revenue by Customers' Geographical Area
The distribution of revenue by customers’ geographical area was as follows:

Revenue	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Americas	52,183	57,559	59,539
Asia / Africa	27,686	29,466	27,131
Europe (including Ireland) *	10,566	10,010	12,470

	90,435	97,035	99,140

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

Schedule of Revenue by Major Product Group
The distribution of revenue by major product group was as follows:

Revenue	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Clinical laboratory	68,127	71,618	73,366
Point-of-Care	11,393	14,836	16,774
Laboratory services	10,915	10,581	9,000

	90,435	97,035	99,140

Schedule of Amount Relating From Revenue
The group has recognised the following amounts relating to revenue in the consolidated statement of operations:

Revenue	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Revenue from contracts with customers (a)	90,435	97,035	99,140
Revenue from other sources	-	-	-

	90,435	97,035	99,140

(a)	Disaggregation of revenue from contracts with customers:

Schedule of Revenue Derives From Transfer of Goods and Services
The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical areas:

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	63,300	26,390	—	89,690
Over time	745	—	—	745

Total	64,045	26,390	—	90,435

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	64,941	31,172	—	96,113
Over time	922	—	—	922

Total	65,863	31,172	—	97,035

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	65,164	33,048	—	98,212
Over time	928	—	—	928

Total	66,092	33,048	—	99,140

(b)	The Group derives revenue from the transfer of goods and services over time and at a point in time based on customers’ geographical area as follows:

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	51,438	27,686	10,566	89,690
Over time	745	—	—	745

Total	52,183	27,686	10,566	90,435

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	56,637	29,466	10,010	96,113
Over time	922	—	—	922

Total	57,559	29,466	10,010	97,035

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	58,611	27,131	12,470	98,212
Over time	928	-	-	928

Total	59,539	27,131	12,470	99,140

Schedule of Segment Results by Geographical Area
The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	5,239	(4,334)	(108)	797
Impairment	(14,562)	(9,733)	—	(24,295)

Result after impairment	(9,323)	(14,067)	(108)	(23,498)
Unallocated expenses *				(614)

Operating loss				(24,112)
Net financing expense (Note 8)				(5,885)

Loss before tax				(29,997)
Income tax credit (Note 9)				1,006

Loss for the year on continuing operations				(28,991)
Profit for the year on discontinued operations (Note 10)				77

Loss for the year				(28,914)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	5,514	1,900	(44)	7,370
Impairment	(19,095)	(7,837)	—	(26,932)

Result after impairment	(13,581)	(5,937)	(44)	(19,562)
Unallocated expenses *				(665)

Operating loss				(20,227)
Net financing expense (Note 8)				(2,956)

Loss before tax				(23,183)
Income tax credit (Note 9)				525

Loss for the year on continuing operations				(22,658)
Loss for the year on discontinued operations (Note 10)				568

Loss for the year				(22,090)

	Americas	Ireland	Other	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
Result before exceptional expenses	3,744	1,125	(44)	4,825
Impairment	(9,194)	(32,561)	—	(41,755)

Result after exceptional expenses	(5,450)	(31,436)	(44)	(36,930)
Unallocated expenses *				(738)

Operating profit				(37,668)
Net financing expense (Note 8)				(2,207)

Loss before tax				(39,875)
Income tax credit (Note 9)				1,214

Loss for the year on continuing operations				(38,661)
Loss for the year on discontinued operations (Note 10)				(1,609)

Loss for the year				(40,270)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of Segment Assets and Segment Liabilities by Geographical Area
The distribution of segment assets and segment liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	69,224	37,212	1	106,437
Unallocated assets:
Income tax assets (current and deferred)				8,234
Cash and cash equivalents and short-term investments				16,400

Total assets as reported in the Group balance sheet				131,071

Segment liabilities	14,575	104,396	200	119,171
Unallocated liabilities:
Income tax liabilities (current and deferred)				7,187

Total liabilities as reported in the Group balance sheet				126,358

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2018	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	75,658	38,009	4	113,671
Unallocated assets:
Income tax assets (current and deferred)				7,711
Cash and cash equivalents and short-term investments				30,277

Total assets as reported in the Group balance sheet				151,659

Segment liabilities
Unallocated liabilities:	8,946	90,444	150	99,540
Income tax liabilities (current and deferred)				8,065

Total liabilities as reported in the Group balance sheet				107,605

Schedule of Long-Lived Assets
The distribution of long-lived assets, which are property, plant and equipment, goodwill and intangible assets and other non-current assets (excluding deferred tax assets), by geographical area was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Rest of World – Ireland	14,626	14,864
Americas	38,803	44,007

	53,429	58,871

Schedule of Depreciation and Amortisation by Geographical Area
The distribution of depreciation and amortisation by geographical area was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Depreciation:
Rest of World – Ireland	322	74	1,186
Americas	2,208	1,301	1,238

	2,530	1,375	2,424

Amortisation:
Rest of World – Ireland	642	655	1,164
Americas	1,726	2,170	2,139

	2,368	2,825	3,303

Schedule of Share-Based Payment Expense by Geographical Area
The distribution of share-based payment expense by geographical area was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rest of World – Ireland	659	1,265	841
Americas	99	104	87

	758	1,369	928
Share based-payments – discontinued operations	—	—	—

	758	1,369	928

Schedule of Interest Income and Interest Expense by Geographical Area
The distribution of interest income and interest expense by geographical area was as follows:

		Rest of World
Interest Income Year ended December 31, 2019	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$‘000
Interest income earned	47	417	—	—	464
Non-cash financial income	—	233	—	—	233
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	47	650	4,853	(4,853)	697

		Rest of World
Interest Expense Year ended December 31, 2019	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$’000
Interest on finance leases	294	653	—	—	947
Interest on tax audit settlement (Note 6)	—	1,000	—	—	1,000
Cash interest on exchangeable notes	—	3,996	—	—	3,996
Non-cash interest on exchangeable notes ( Note 25)	—	639	—	—	639

Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	5,147	6,288	—	(4,853)	6,582

		Rest of World
Interest Income Year ended December 31, 2018	Americas	Ireland	Other	Eliminations	Total
	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Interest income earned	32	704	—	—	736
Non-cash financial income	—	1,388	—	—	1,388
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	32	2,092	4,853	(4,853)	2,124

		Rest of World
Interest Expense Year ended December 31, 2018	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000
Interest on finance leases	7	32	—	—	39
Cash interest on exchangeable notes	—	4,352	—	—	4,352
Non-cash interest on exchangeable notes ( Note 25)	—	689	—	—	689
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,860	5,073	—	(4,853)	5,080

		Rest of World
Interest Income Year ended December 31, 2017	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000
Interest income earned	44	764	—	—	808
Non-cash financial income	—	2,390	—	—	2,390
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	44	3,154	4,853	(4,853)	3,198

		Rest of World
Interest Expense Year ended December 31, 2017	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000

Interest on deferred consideration and licence fee	—	40	—	—	40
Interest on finance leases	—	42	—	—	42
Cash interest on exchangeable notes	—	4,600	—	—	4,600
Non-cash interest on exchangeable notes (Note 25)	—	723	—	—	723
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,853	5,405	—	(4,853)	5,405

Schedule of Taxation Expense by Geographical Area
The distribution of taxation (expense)/credit by geographical area was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rest of World – Ireland	831	(59)	192
Rest of World – Other	—	(3)	(81)
Americas	175	587	1,103

	1,006	525	1,214

Schedule of Capital Expenditure by Geographical Area
The distribution of capital expenditure by geographical area was as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000
Rest of World – Ireland	20,758	7,148
Rest of World – Other	-	1,746
Americas	12,863	8,911

	33,621	17,805